Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,520,000.00
Total Fee Amount	6,286.31
Total Offset Amount	0.00
Net Fee	$ 6,286.31
Offering Table N/A
Offset Table N/A	N/A